Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, LLC	17 February 2022
Wheels Fleet Lease Funding 1 LLC
666 Garland Place
Des Plaines, Illinois 60016

Re:	Wheels Fleet Lease Funding 1 LLC (the “Issuer”)
Series 2022-1 Fixed Rate Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Wheels, LLC (the “Servicer”), the Issuer, Apollo Global Securities, LLC (“Apollo Global Securities”), BNP Paribas Securities Corp. (“BNP Paribas”) and RBC Capital Markets, LLC (“RBC Capital Markets,” and together with the Servicer, Issuer, Apollo Global Securities and RBC Capital Markets, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the related vehicles relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.
An electronic data file labeled “Wheels_US_Pool_20211231_Combined.xlsx” and the corresponding record layout and decode information, as applicable (the “Wheels Data File”), that the Servicer, on behalf of the Issuer, indicated contains information relating to the Leases as of 31 December 2021 (the “Lease Pool Determination Date”),

b.	Imaged copies of:
i.
The master lease contract, lease amendment, lease addendum, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, fleet management services agreement, lease participation agreement, authorization letter, assignment and assumption agreement, affirmation of agreement or other related documents (collectively and as applicable, the “Wheels Lease Contract”),

ii.	Certain screen shots from the Servicer’s computerized lease servicing system (the “Wheels System Screen Shots”), as applicable,
iii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”) and
iv.
The certificate of title, title status screenshot or other related documents (collectively and as applicable, the “Wheels Title,” together with the Wheels Lease Contract, Wheels System Screen Shots and Memo of Delivery, the “Wheels Source Documents”)

that the Servicer, on behalf of the Issuer, indicated relate to each Wheels Sample Lease (as defined in Attachment A),
c.
A schedule and the corresponding record layout and decode information, as applicable (the “Wheels Funding Description Mapping Schedule”), that the Servicer, on behalf of the Issuer, indicated contains information relating to the funding description corresponding to each Lease,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “Wheels Model Mapping Schedule”), that the Servicer, on behalf of the Issuer, indicated contains information relating to the model corresponding to certain Wheels Sample Leases,

e.	The list of relevant characteristics (the “Wheels Sample Characteristics”) on the Wheels Data File, which is shown on Exhibit 1 to Attachment A,
f.
The list of relevant characteristics (the “Donlen Sample Characteristics,” together with the Wheels Sample Characteristics, the “Sample Characteristics”) on the Donlen Data File (as defined herein), which is shown on Exhibit 3 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Donlen LLC (“Donlen”), on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.
An electronic data file labeled “Donlen data tape as of 12.31.2021.xlsb” and the corresponding record layout and decode information, as applicable (the “Donlen Data File”), that Donlen, on behalf of the Issuer, indicated contains information relating to a pool of leases (the “Donlen Leases”) and the related vehicles as of the Lease Pool Determination Date that the Servicer, on behalf of the Issuer, indicated are expected to be representative of the Leases,

b.	Imaged copies of:
i.
The master motor vehicle lease agreement, master lease agreement, administration agreement, vehicle lease and services agreement, lease amendment, lease addendum, power of attorney or other related documents (collectively and as applicable, the “Donlen Lease Contract”),

ii.	The schedule A leased equipment and any corresponding addendums (collectively, the “Schedule A”),
iii.	The schedule B pricing schedule (the “Schedule B”), as applicable,
iv.	Certain screen shots from Donlen’s computerized lease servicing system (the “Donlen System Screen Shots”), as applicable, and
v.
The certificate of title, certificate of title of a vehicle or other related documents (collectively and as applicable, the “Donlen Title,” together with the Donlen Lease Contract, Schedule A, Schedule B and Donlen System Screen Shots, the “Donlen Source Documents,” together with the Wheels Source Documents, the “Source Documents”)

that Donlen, on behalf of the Issuer, indicated relate to each Donlen Sample Lease (as defined in Attachment A),
c.
A schedule and the corresponding record layout and decode information, as applicable (the “Donlen Funding Description Mapping Schedule”), that Donlen, on behalf of the Issuer, indicated contains information relating to the funding description corresponding to each Donlen Lease,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “Donlen Model Mapping Schedule”), that Donlen, on behalf of the Issuer, indicated contains information relating to the model corresponding to certain Donlen Sample Leases and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Wheels Data File and Donlen Data File is collectively the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Subject Matter, Wheels Data File, Wheels Funding Description Mapping Schedule, Wheels Model Mapping Schedule, Sample Characteristics, Donlen Data File, Source Documents, Donlen Funding Description Mapping Schedule, Donlen Model Mapping Schedule and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Wheels Funding Description Mapping Schedule, Wheels Model Mapping Schedule, Source Documents, Donlen Funding Description Mapping Schedule, Donlen Model Mapping Schedule or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer or Donlen, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases or Donlen Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer or Donlen, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 February 2022

Attachment A Page 1 of 2
Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 150 Leases with:
a.	An “OS_BOOK_VALUE” greater than zero and
b.	An “Aging Days at 12/31/2021” value of N/A,
both as shown on the Wheels Data File, from the Wheels Data File (the “Wheels Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Wheels Sample Leases or the methodology they instructed us to use to select the Wheels Sample Leases from the Wheels Data File.

For the purpose of the procedures described in this report, the 150 Wheels Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.	For each Wheels Sample Lease, we:

a.
Compared the Wheels Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Wheels Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Wheels Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Wheels Lease Contract contained a signature in the lessee signature section of such Wheels Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Wheels Lease Contract.

c.
Observed that “Wheels LT” was the named lien holder or owner on the corresponding Wheels Title or that the named lien holder or owner on such Wheels Title had the word “Wheels” in its name, as applicable.

Attachment A Page 2 of 2
3.	As instructed by Donlen, on behalf of the Issuer, we randomly selected a sample of 75 Donlen Leases with:
a.	A “Vehicle Status” value of active,
b.	A “Manual Ineligible Flag” value of N,
c.	A “Fixed Term Lease Flag” value of N and
d.	A “Book Value” greater than zero,
all as shown on the Donlen Data File, from the Donlen Data File (the “Donlen Sample Leases”).  For the purpose of this procedure, Donlen, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Donlen Sample Leases or the methodology they instructed us to use to select the Donlen Sample Leases from the Donlen Data File.

For the purpose of the procedures described in this report, the 75 Donlen Sample Leases are referred to as Sample Lease Numbers 151 through 225.

4.	For each Donlen Sample Lease, we:

a.
Compared the Donlen Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Donlen Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Donlen Source Documents, subject to the instructions, assumptions and methodologies provided to us by Donlen, on behalf of the Issuer, described in the notes to Exhibit 3 to Attachment A.  The Donlen Source Document(s) that we were instructed by Donlen, on behalf of the Issuer, to use for each Donlen Sample Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Donlen Lease Contract contained a signature in the lessee signature section of such Donlen Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Donlen Lease Contract.

c.
Observed that “Donlen Trust” was the named owner or security interest holder/lessor on the corresponding Donlen Title or that the named owner or security interest holder/lessor on such Donlen Title had the word “Donlen” in its name (except for Sample Lease Numbers 178, 191, 198, 210, 218, 224 and 225), as applicable.

Donlen, on behalf of the Issuer, instructed us not to perform this procedure for Sample Lease Numbers 178, 191, 198, 210, 218, 224 and 225 as Donlen, on behalf of the Issuer, was unable to provide the corresponding Donlen Titles.

Exhibit 1 to Attachment A

Wheels Sample Characteristics and Source Documents

Wheels Sample Characteristic	Wheels Data File Field Name	Source Document(s)	Note(s)

VIN	VIN	Wheels Title or Memo of Delivery	i.
Lessee name	RELATIONSHIP	Wheels Lease Contract or Wheels System Screen Shots	ii., iii.
Funding description	FUNDING_DESCRIPTION	(a) Wheels Lease Contract, (b) Wheels Lease Contract, Memo of Delivery and recalculation or (c) Wheels Lease Contract and Wheels System Screen Shots	iv.
Reserve factor	RESERVE_RATE	Memo of Delivery or Wheels System Screen Shots	v.
Make	MAKE	Memo of Delivery
Model	MODEL	Memo of Delivery	ii., vi.
Original stipulated cost	STIPULATED_COST_AMT	Memo of Delivery or Wheels System Screen Shots	vii.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Wheels Sample Characteristics for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purposes of comparing the lessee name Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 38, 108 and 141), the Servicer on behalf of the Issuer, instructed us to note agreement with the lessee name, as shown on the Wheels Data File, if it matched the lessee name, or any one of the lessee names (as applicable), as shown in the Wheels Lease Contract (and in accordance with any other applicable note(s)).

For the purposes of comparing the lessee name Wheels Sample Characteristic for Sample Lease Numbers 38 and 108, the Servicer, on behalf of the Issuer, instructed us to note agreement with the lessee name, as shown on the Wheels Data File, if it matched any of the lessee names in the customer hierarchy, as shown in the Wheels System Screen Shots (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes:  (continued)

iii.  (continued)

For the purposes of comparing the lessee name Wheels Sample Characteristic for Sample Lease Number 141, the Servicer, on behalf of the Issuer, instructed us to use the guaranty name, as shown in the Wheels Lease Contract (and in accordance with any other applicable note(s)).

iv.	For the purpose of comparing the funding description Wheels Sample Characteristic for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown on the Wheels Data File, and
(b)	Use the funding description, as shown in the Wheels Lease Contract:
(1)	In accordance with the decode information shown on the Wheels Funding Description Mapping Schedule and
(2)	That corresponds to the lease type, vehicle type (as applicable), delivery date (as applicable), fleet ID (as applicable) and remaining term (as applicable), all as shown on the Wheels Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the funding description Wheels Sample Characteristic for Sample Lease Numbers 10, 32, 56, 62 and 139, the Servicer, on behalf of the Issuer, instructed us to use the funding description, as shown in the Wheels Lease Contract, that corresponds to the amortization term, that the Servicer, on behalf of the Issuer, instructed us to recalculate by:
(a)	Dividing 100 by the reserve factor, as shown in the Memo of Delivery, and
(b)	Rounding the value calculated in (a) to the nearest integer.

For the purpose of comparing the funding description Wheels Sample Characteristic for Sample Lease Numbers 43 and 46, the Servicer, on behalf of the Issuer, instructed us to use the information, assumptions and methodologies described in the Wheels Lease Contract in accordance with the days to pay and hierarchy information shown in the Wheels System Screen Shots in order to determine the funding description.

v.
For the purpose of comparing the reserve factor Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 23 and 25) the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Lease Numbers 23 and 25, the Servicer, on behalf of the Issuer, instructed us to use the Wheels System Screen Shots as the Source Document.

Exhibit 1 to Attachment A

Notes:  (continued)

vi.
For the purpose of comparing the model Wheels Sample Characteristic for each Wheels Sample Lease, the Servicer, on behalf of the Issuer, instructed us to use the Wheels Lease Contract as the Source Document, in accordance with the decode information shown on the Wheels Model Mapping Schedule, as applicable (and in accordance with any other applicable note(s)).

vii.
For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 2, 8, 9, 11, 12, 14, 15, 18, 20, 25, 26, 28, 31, 47, 52, 56, 57, 63, 65, 66, 75, 76, 83, 84, 86, 88, 89, 92, 93, 96, 97, 99, 100, 101, 106, 107, 116, 124, 126, 131 and 132), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for Sample Lease Numbers 2, 8, 9, 11, 12, 14, 15, 18, 20, 25, 26, 28, 31, 47, 52, 56, 57, 63, 65, 66, 75, 76, 83, 84, 86, 88, 89, 92, 93, 96, 97, 99, 100, 101, 106, 107, 116, 124, 126, 131 and 132, the Servicer, on behalf of the Issuer, instructed us to use the Wheels System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Wheels Sample Characteristic Difference

Sample Lease Number	Wheels Sample Characteristic	Wheels Data File Value	Source Document Value

101	Funding description	Wheels_30Month+0.0105	Wheels_2Yr+0.0100

Exhibit 3 to Attachment A Page 1 of 3

Donlen Sample Characteristics and Source Documents

Donlen Sample Characteristic	Donlen Data File Field Name(s)	Source Document(s)	Note(s)

Donlen vehicle number	DVN	Schedule A or Donlen System Screen Shots	i.
VIN	VIN	Schedule A and Donlen Title
Lessee name	Customer Name	Schedule A and/or Donlen Lease Contract	ii., iii.
Funding description	(a) Base Instrument Rate Name and (b) Variance	Schedule A, Schedule B and/or Donlen System Screen Shots	iv., v.
Reserve factor	Depreciation Rate	Schedule A or Donlen System Screen Shots	v., vi.
Make	Make	Schedule A
Model	Model	Schedule A	ii., vii.
Original stipulated cost	Cap Cost Total	Schedule A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Donlen Sample Characteristics for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.
For the purposes of comparing the lessee name Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 165, 166, 167, 168, 169 and 170), Donlen, on behalf of the Issuer, instructed us to use Schedule A and the Donlen Lease Contract as the Source Documents (and in accordance with any other applicable note(s)).

For the purposes of comparing the lessee name Donlen Sample Characteristic for Sample Lease Numbers 165, 166, 167, 168, 169 and 170, Donlen, on behalf of the Issuer, instructed us to use the Donlen Lease Contract as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 3 to Attachment A Page 2 of 3

Notes:  (continued)

iv.	For the purpose of comparing the funding description Donlen Sample Characteristic for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in Schedule A or Schedule B, as applicable,
(b)
Use the funding description, as shown in Schedule A, Schedule B and/or the Donlen System Screen Shots, as applicable, in accordance with the decode information shown on the Donlen Funding Description Mapping Schedule and

(c)	Ignore the first two letters in the rate name corresponding to the Donlen commercial paper Schedule A description, both as shown on the Donlen Funding Description Mapping Schedule, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Number 154, Donlen, on behalf of the Issuer, instructed us to use
Schedule A and the Schedule B with an effective date, as shown on Schedule B, that was equal to or earlier than the in service date, as shown on the Donlen Data File (and in accordance with any other applicable note(s)), as the Source Documents.

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Numbers 163, 164, 179, 191, 200 and 205, Donlen, on behalf of the Issuer, instructed us to use Schedule A and the Donlen System Screen Shots as the Source Documents (and in accordance with any other applicable note(s)).

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Number 201, Donlen, on behalf of the Issuer, instructed us to use the Donlen System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

v.
Donlen, on behalf of the Issuer, indicated that certain of the Donlen System Screen Shots contained account activity that occurred after the Lease Pool Determination Date.  For the purpose of comparing the indicated Donlen Sample Characteristics for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Lease Pool Determination Date.

Exhibit 3 to Attachment A Page 3 of 3

Notes:  (continued)

vi.
For the purpose of comparing the reserve factor Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 154, 163, 164, 179, 194, 220, 221, 223 and 224), Donlen, on behalf of the Issuer, instructed us to use Schedule A as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 154, 163, 164, 179, 194, 223 and 224, Donlen, on behalf of the Issuer, instructed us to note agreement with a reserve factor value of zero, as shown on the Donlen Data File, if there was no depreciation rate shown on the corresponding Schedule A (and in accordance with any other applicable note(s)).

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 220 and 221, Donlen, on behalf of the Issuer, instructed us to use the Donlen System Screen Shots as the Source Document (and in accordance with any other applicable note(s)).

vii.
For the purpose of comparing the model Donlen Sample Characteristic for each Donlen Sample Lease, Donlen, on behalf of the Issuer, instructed us to use Schedule A as the Source Document, in accordance with the decode information shown on the Donlen Model Mapping Schedule, as applicable (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Donlen, on behalf of the Issuer, described in the notes above.

Exhibit 4 to Attachment A

Donlen Sample Characteristic Differences

Sample Lease Number	Donlen Sample Characteristic	Donlen Data File Value	Source Document Value

178	VIN	<REDACTED>	<unable to determine>

191	VIN	<REDACTED>	<unable to determine>

198	VIN	<REDACTED>	<unable to determine>

210	VIN	<REDACTED>	<unable to determine>

218	VIN	<REDACTED>	<unable to determine>

224	VIN	<REDACTED>	<unable to determine>

225	VIN	<REDACTED>	<unable to determine>

The VIN Sample Characteristic for Sample Lease Numbers 178, 191, 198, 210, 218, 224 and 225, as shown on the Donlen Data File, agreed to the VIN, as shown in the corresponding Schedule A.  Donlen, on behalf of the Issuer, was unable to provide a Donlen Title for Sample Lease Numbers 178, 191, 198, 210, 218, 224 and 225.